			      UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2007
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Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
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Address:         Hikari Center BLDG., 6F
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	        1-16-15, Minami Ikebukuro, Toshima-ku
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                 Tokyo, 171-0022 JAPAN
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13F File Number:  28-12648
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Uma S. Kakde
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Title:             Manager, Corporate Research
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Phone:            +81 (3) 5951-7483
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Signature, Place, and Date of Signing:

/s/ Uma S. Kakde                  Tokyo, Japan           February 12, 2008
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 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
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Form 13F Information Table Entry Total:                       17
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Form 13F Information Table Value Total:           $         159,135
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                                                          (thousands)

                           FORM 13F INFORMATION TABLE



         COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
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                                                            VALUE      SHRS OR    SH/PUT   INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT    PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
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3M CO. 				COMMON  88579Y101       542        5,800       	  SOLE         	   5,800
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AMERICAN INTERNATIONAL GROUP         COMMON  026874107       602        8,900       	  SOLE         	   8,900
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BERKSHIRE HATHAWAY, INC.             COMMON  084670108   153,707        1,297       	  SOLE         	   1,297
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COCA COLA                   	COMMON  191216100     1,356       23,600       	  SOLE           	  23,600
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COSTCO WHOLESALES                   COMMON   22160K105        92        1,500       	  SOLE         	   1,500
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GENERAL ELECTRIC                     COMMON  369622477       497       12,000       	  SOLE         	  12,000
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ICICI BANK               		COMMON  45104G104       401        7,600       	  SOLE         	   7,600
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JOHNSON & JOHNSON	                	COMMON  478160104       164        2,500       	  SOLE         	   2,500
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M D C HOLDINGS                   	COMMON  552676108       407        9,949       	  SOLE         	   9,949
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MICROSOFT                        	COMMON  594918104       147        5,000       	  SOLE         	   5,000
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QUALCOMM INCORPORATED               	COMMON  747525103       211        5,000       	  SOLE         	   5,000
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PROCTER & GAMBLE	                	COMMON  742718109       183        2,600       	  SOLE         	   2,600
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UNITED PANAM FINANCIAL CORP         COMMON  911301109       165        20,000       	  SOLE         	  20,000
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WAL MART STORES INC	         COMMON  931142103        70         1,600       	  SOLE               1,600
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WELLS FARGO	                  COMMON  949746101       470        13,200	  	  SOLE              13,200
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WESCO FINANCIAL	                	COMMON  950817106       119           300         	  SOLE         	     300
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					    TOTAL: 159,135
